Consolidated Balance Sheets - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Investments:
Debt Securities, available-for-sale, net of allowance for credit losses of $23 and $9 at December 31, 2022 and 2021, respectively (amortized cost: 2022 $48,798; 2021 $49,378)	[1]	$ 41,913,000,000	$ 51,289,000,000
Debt Securities, at fair value under fair value option	[1]	159,000,000	164,000,000
Equity securities, at fair value	[1]	359,000,000	257,000,000
Mortgage loans, net of allowance for credit losses of $95 and $94 at December 31, 2022 and 2021, respectively	[1]	10,967,000,000	11,482,000,000
Mortgage loans, at fair value under fair value option	[1]	582,000,000	0
Policy loans (including $3,419 and $3,467 at fair value under the fair value option at December 31, 2022 and 2021, respectively)	[1]	4,376,000,000	4,474,000,000
Freestanding derivative instruments	[1]	1,270,000,000	1,417,000,000
Other invested assets	[1]	2,817,000,000	2,620,000,000
Total investments	[1]	62,443,000,000	71,703,000,000
Cash and cash equivalents	[1]	3,934,000,000	1,799,000,000
Accrued investment income	[1]	501,000,000	496,000,000
Deferred acquisition costs	[1]	12,918,000,000	13,519,000,000
Reinsurance recoverable, net of allowance for credit losses of $15 and $12 at December 31, 2022 and 2021, respectively	[1]	29,076,000,000	32,877,000,000
Reinsurance recoverable on market risk benefits, at fair value	[1]	221,000,000	383,000,000
Market risk benefit assets, at fair value	[1]	4,865,000,000	1,664,000,000
Deferred income taxes, net	[1]	248,000,000	1,671,000,000
Receivables from affiliates	[1]	179,000,000	197,000,000
Other assets	[1]	731,000,000	656,000,000
Separate account assets	[1]	195,906,000,000	248,949,000,000
Total assets	[1]	311,022,000,000	373,914,000,000
Liabilities
Reserves for future policy benefits and claims payable	[1]	12,300,000,000	15,177,000,000
Other contract holder funds	[1]	57,980,000,000	58,489,000,000
Market risk benefit liabilities, at fair value	[1]	5,662,000,000	8,033,000,000
Funds withheld payable under reinsurance treaties	[1]	22,957,000,000	29,007,000,000
Long-term debt	[1]	470,000,000	494,000,000
Repurchase agreements and securities lending payable	[1]	1,045,000,000	1,586,000,000
Collateral payable for derivative instruments	[1]	689,000,000	913,000,000
Freestanding derivative instruments	[1]	2,065,000,000	41,000,000
Other liabilities	[1]	1,667,000,000	1,945,000,000
Separate account liabilities	[1]	195,906,000,000	248,949,000,000
Total liabilities	[1]	300,741,000,000	364,634,000,000
Commitments and contingencies
Equity
Common stock, (i) at December 31, 2022, common stock (formerly known as the Class A Common Stock at December 31, 2021) 1,000,000,000 shares authorized, $0.01 par value per share and 82,690,098 shares issued and outstanding (ii) at December 31, 2021, Class A Common Stock 900,000,000 shares authorized, $0.01 par value per share and 88,046,833 shares issued and outstanding and Class B Common Stock 100,000,000 shares authorized, $0.01 par value per share and 638,861 shares issued and outstanding (See Note 24)	[1]	14,000,000	14,000,000
Additional paid-in capital	[1]	5,364,000,000	5,964,000,000
Accumulated other comprehensive income (loss), net of tax expense (benefit) of $(66) in 2022 and $84 in 2021	[1]	(3,200,000,000)	1,504,000,000
Retained earnings	[1]	8,103,000,000	1,798,000,000
Total shareholder's equity	[1]	10,281,000,000	9,280,000,000
Total liabilities and equity	[1]	$ 311,022,000,000	$ 373,914,000,000

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.